Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 01, 2015
Entity Registrant Name	dei_EntityRegistrantName	REALTY CAPITAL INCOME FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001565543
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2015
Prospectus Date	rr_ProspectusDate	Aug. 01, 2015
AR Capital BDC Income Fund (First Prospectus Summary) | AR Capital BDC Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BDCAX
AR Capital BDC Income Fund (First Prospectus Summary) | AR Capital BDC Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BDCCX
AR Capital BDC Income Fund (Second Prospectus Summary) | AR Capital BDC Income Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BDCPX
AR Capital Global Real Estate Income Fund (First Prospectus Summary) | AR Capital Global Real Estate Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIRAX
AR Capital Global Real Estate Income Fund (First Prospectus Summary) | AR Capital Global Real Estate Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIRCX
AR Capital Global Real Estate Income Fund (Second Prospectus Summary) | AR Capital Global Real Estate Income Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIRPX
AR Capital Real Estate Income Fund (First Prospectus Summary) | AR Capital Real Estate Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARIAX
AR Capital Real Estate Income Fund (First Prospectus Summary) | AR Capital Real Estate Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARICX
AR Capital Real Estate Income Fund (Second Prospectus Summary) | AR Capital Real Estate Income Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARIPX
AR Capital Dividend and Value Fund (First Prospectus Summary) | AR Capital Dividend and Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIVAX
AR Capital Dividend and Value Fund (First Prospectus Summary) | AR Capital Dividend and Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIVCX
AR Capital Dividend and Value Fund (Second Prospectus Summary) | AR Capital Dividend and Value Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIVVX